Borrowings - Borrowings by Interest Rate (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 465,275	¥ 516,271
Bank loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	2.42%	1.86%
Corporate debentures [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.62%	3.81%
Medium-term notes [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.81%	3.86%
Other loans [member] | Weighted average [member]
Disclosure of detailed information about borrowings [Line Items]
Weighted average effective interest rates	3.87%	3.77%
Interest free [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 130	¥ 145
At fixed rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	253,369	282,822
At floating rates [member]
Disclosure of detailed information about borrowings [Line Items]
Total borrowings	¥ 211,776	¥ 233,304